Off balance sheet commitments - Summary of Off Balance Sheet Commitments Relating to Operating Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Off Balance Sheet Commitments [Line Items]
Short term leases, low value asset leases and lease contracts committed but not started yet	€ 950	€ 1,067
Irrevocable purchase commitments given	7,153
Irrevocable purchase commitments received	(608)
Research and development license agreements - commitments related to R&D and other commitments	500	784
Research and development license agreements - potential milestone payments	2,456	3,040
Total - net contributions given	10,451
Commitments related to research and development relating to projects in research phase	6,700	6,700
Commitments related to research and development payments contingent upon attainment of sales targets	8,100	10,600
Cumulative development costs incurred	6,600
Commitments related to collaboration, discovery, development and commercialization agreements	3,300	3,200
Less than 1 year
Disclosure Of Off Balance Sheet Commitments [Line Items]
Short term leases, low value asset leases and lease contracts committed but not started yet	39
Irrevocable purchase commitments given	4,072
Irrevocable purchase commitments received	(236)
Research and development license agreements - commitments related to R&D and other commitments	261
Research and development license agreements - potential milestone payments	163
Total - net contributions given	4,299
From 1 to 3 years
Disclosure Of Off Balance Sheet Commitments [Line Items]
Short term leases, low value asset leases and lease contracts committed but not started yet	118
Irrevocable purchase commitments given	1,482
Irrevocable purchase commitments received	(168)
Research and development license agreements - commitments related to R&D and other commitments	217
Research and development license agreements - potential milestone payments	714
Total - net contributions given	2,363
From 3 to 5 years
Disclosure Of Off Balance Sheet Commitments [Line Items]
Short term leases, low value asset leases and lease contracts committed but not started yet	118
Irrevocable purchase commitments given	572
Irrevocable purchase commitments received	(51)
Research and development license agreements - commitments related to R&D and other commitments	10
Research and development license agreements - potential milestone payments	972
Total - net contributions given	1,621
More than 5 years
Disclosure Of Off Balance Sheet Commitments [Line Items]
Short term leases, low value asset leases and lease contracts committed but not started yet	675
Irrevocable purchase commitments given	1,027
Irrevocable purchase commitments received	(153)
Research and development license agreements - commitments related to R&D and other commitments	12
Research and development license agreements - potential milestone payments	607
Total - net contributions given	2,168
Suppliers
Disclosure Of Off Balance Sheet Commitments [Line Items]
Irrevocable purchase commitments given		6,726
Irrevocable purchase commitments received		648
Joint ventures
Disclosure Of Off Balance Sheet Commitments [Line Items]
Irrevocable purchase commitments given	€ 989
Regeneron Pharmaceuticals, INC | Antibodies collaboration agreement
Disclosure Of Off Balance Sheet Commitments [Line Items]
Maximum additional profit-share, in percentage of Regeneron's quarterly profit	10.00%
Percentage of cumulative development costs reimbursed	50.00%
Commitments received for development costs	€ 2,600	2,700
Funded by Sanofi
Disclosure Of Off Balance Sheet Commitments [Line Items]
Cumulative development costs incurred	€ 3,300
Percentage of cumulative development costs	100.00%
Partially Funded
Disclosure Of Off Balance Sheet Commitments [Line Items]
Cumulative development costs incurred	€ 3,300
Percentage of cumulative development costs	80.00%
Partially Funded | Regeneron Pharmaceuticals, INC
Disclosure Of Off Balance Sheet Commitments [Line Items]
Percentage of cumulative development costs	20.00%
Sanofi Belgium
Disclosure Of Off Balance Sheet Commitments [Line Items]
Commitments related to collaboration, discovery, development and commercialization agreements	€ 1,100	1,100
Major business combination | Impact Biomedicines | Celgene Corporation
Disclosure Of Off Balance Sheet Commitments [Line Items]
Commitments related to collaboration, discovery, development and commercialization agreements	€ 500	€ 500